REVENUE - Disaggregation of Revenue by Destination of Shipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Total Revenue by product line	€ 6,152	€ 4,883	€ 5,907
Germany
Disclosure of geographical areas [line items]
Total Revenue by product line	1,481	1,014	1,260
France
Disclosure of geographical areas [line items]
Total Revenue by product line	466	362	563
United Kingdom
Disclosure of geographical areas [line items]
Total Revenue by product line	179	192	194
Switzerland
Disclosure of geographical areas [line items]
Total Revenue by product line	63	52	68
Other Europe
Disclosure of geographical areas [line items]
Total Revenue by product line	1,233	923	1,078
Total Europe
Disclosure of geographical areas [line items]
Total Revenue by product line	3,422	2,543	3,163
United States
Disclosure of geographical areas [line items]
Total Revenue by product line	2,335	1,941	2,175
Asia and Other Pacific
Disclosure of geographical areas [line items]
Total Revenue by product line	171	211	277
All Other
Disclosure of geographical areas [line items]
Total Revenue by product line	€ 224	€ 188	€ 292